Financial Instruments - Summary of Other Liabilities Related to Business Combination (Detail) - Other Liabilities Related to Business Combination [Member] - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Q2T [Member]
Disclosure of detailed information about financial instruments [line items]
Increase in profit or loss, Risk adjusted discount rate		$ (17)
Decrease in Profit or loss, Risk adjusted discount rate		18
Simplotel [Member] | Volatility [Member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in equity due to increase in reasonably possible changes in significant unobservable inputs	$ 10	20
Increase (decrease) in equity due to decrease in reasonably possible changes in significant unobservable inputs	(10)	(22)
Simplotel [Member] | Risk Free Interest Rate [Member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in equity due to increase in reasonably possible changes in significant unobservable inputs	(8)	(17)
Increase (decrease) in equity due to decrease in reasonably possible changes in significant unobservable inputs	8	16
Simplotel [Member] | Discount Rate [Member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in equity due to increase in reasonably possible changes in significant unobservable inputs	(26)	(39)
Increase (decrease) in equity due to decrease in reasonably possible changes in significant unobservable inputs	26	40
Simplotel [Member] | Revenue [Member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in equity due to increase in reasonably possible changes in significant unobservable inputs	42	38
Increase (decrease) in equity due to decrease in reasonably possible changes in significant unobservable inputs	(42)	$ (38)
Savaari [Member] | Volatility [Member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in equity due to increase in reasonably possible changes in significant unobservable inputs	(17)
Increase (decrease) in equity due to decrease in reasonably possible changes in significant unobservable inputs	16
Savaari [Member] | Risk Free Interest Rate [Member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in equity due to increase in reasonably possible changes in significant unobservable inputs	(120)
Increase (decrease) in equity due to decrease in reasonably possible changes in significant unobservable inputs	123
Savaari [Member] | Discount Rate [Member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in equity due to increase in reasonably possible changes in significant unobservable inputs	(12)
Increase (decrease) in equity due to decrease in reasonably possible changes in significant unobservable inputs	(43)
Savaari [Member] | Revenue [Member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in equity due to increase in reasonably possible changes in significant unobservable inputs	26
Increase (decrease) in equity due to decrease in reasonably possible changes in significant unobservable inputs	(26)
Savaari [Member] | Servicing Margin [Member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in equity due to increase in reasonably possible changes in significant unobservable inputs	15
Increase (decrease) in equity due to decrease in reasonably possible changes in significant unobservable inputs	(15)
Savaari [Member] | Profit Before Tax [Member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in equity due to increase in reasonably possible changes in significant unobservable inputs	10
Increase (decrease) in equity due to decrease in reasonably possible changes in significant unobservable inputs	(10)
Savaari [Member] | Financial Parameters [Member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in equity due to increase in reasonably possible changes in significant unobservable inputs	197
Increase (decrease) in equity due to decrease in reasonably possible changes in significant unobservable inputs	$ (124)